Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule Of Goodwill And Intangible Assets [Line Items]
2017	¥ 406,980
2018	322,113
2019	247,966
2020	174,210
2021	¥ 115,201